UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002051569

                     Towd Point Mortgage Trust 2025-CES1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

                             Chetan Vohra, (646) 885-3589
Name and telephone number, including area code, of the person to contact in connection with this filing.

EXPLANATORY NOTE

This is Amendment No. 1 to the Form ABS-15G previously filed on March 25, 2025 (accession no. 0000929638-25-001243) (the “Original Form ABS-15G”).  This form is being filed for the sole purpose of filing an amended and restated Exhibit 99.3 to the Original Form ABS-15G. No other changes have been made to the form.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.3 for a list of Redacted Loan IDs relating to mortgage loans for which the findings and conclusions contained in Item 3, Exhibits 99.1 and 99.2 of the Original Form ABS-15G should be disregarded, as they relate to mortgage loans which are being excluded from a securitization transaction contemplated by Towd Point Mortgage Trust 2025-CES1.

Item 3.	Exhibits

99.3	Mortgage Loans Excluded from Securitization Transaction

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 12, 2025

CRM 2 DEPOSITOR, LLC
(Depositor)

By:	/s/ Chetan Vohra
Name: Chetan Vohra
Title: Senior Managing Director

EXHIBIT INDEX
Exhibit Number

99.3	Mortgage Loans Excluded from Securitization Transaction